INCOME TAXES (Schedule of Deferred Tax Asset/Liability) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Net operating loss carryforward	$ 53,473	$ 77,586
Employees compensation	7,670	5,366
Accruals and allowances	10,935	7,863
Research and development credit	21,340	20,633
Research and development - Section 174	11,748	0
Others	1,894	3,737
Deferred tax assets gross	107,060	115,185
Valuation allowance, see Note 19F below	(17,541)	(11,644)
Deferred tax assets	89,519	103,541
Deferred tax liabilities - long-term:
Depreciation and amortization	(69,314)	(72,678)
Others	77	(1,114)
Deferred tax liabilities	(69,237)	(73,792)
Presented in long term deferred tax assets	32,787	53,526
Presented in long term deferred tax liabilities	$ (12,505)	$ (23,777)